Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid in capital	(Accumulated Deficit)	Total
Balance at Dec. 31, 2015	$ 21	$ 23,149	$ (14,582)	$ 8,588
Balance, shares at Dec. 31, 2015	2,140,829
Shares issued upon conversion of preferred stock		307		307
Shares issued upon conversion of preferred stock, shares	40,199
Shares issued for restructured settlement program	$ 1	166		167
Shares issued for restructured settlement program, shares	40,641
Dividends on preferred stock		(463)		(463)
Stock-based compensation		273		273
Net loss			(5,910)	(4,698)
Adjustment due to adoption of ASU 2017-11		307	1,211	1,518
Balance at Dec. 31, 2016	$ 22	23,739	(19,281)	4,480
Balance, shares at Dec. 31, 2016	2,221,669
Shares issued upon conversion of preferred stock	$ 3	2,243		2,246
Shares issued upon conversion of preferred stock, shares	293,571
Additional shares issued for ConeXus purchase	$ 2	1,969		1,971
Additional shares issued for ConeXus purchase, shares	187,713
Shares issued for services	$ 1	499		500
Shares issued for services, shares	65,360
Issuance of warrants with promissory notes		2,216		2,216
Redemption and cancellation of shares under repurchase plan	$ (1)	(148)		(149)
Redemption and cancellation of shares under repurchase plan, shares	(39,533)
Dividends on preferred stock		(246)		(246)
Common stock issued as dividend	$ 1	(1)
Common stock issued as dividend, shares	23,962
Stock-based compensation		284		284
Net loss			(6,950)	(6,950)
Balance at Dec. 31, 2017	$ 28	$ 30,555	$ (26,231)	4,352
Balance, shares at Dec. 31, 2017	2,752,742
Net loss				(2,850)
Balance at Jun. 30, 2018				$ 2,613